Other expenses	3 Months Ended
Mar. 31, 2011
Other expenses [Abstract]
Other expenses
17	Other expenses
The line “Other operating expenses” totaled US$ 420 in March 31, 2011 (US$ 774 in December 31, 2010 and US$ 538 in March 31, 2010) most due to pre operational expenses, idle capacity and stoppage operations US$ 132 (US$ 471 in December 31, 2010 and US$ 228 in March 31, 2010).